Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Securities
Amortized cost	$ 7,881	$ 7,272	$ 6,485
Loans
Consumer instalment and other personal	64,454	63,241	63,225
Credit cards	8,467	8,187	8,329
Business and government	221,253	207,765	194,456
Loans gross of allowance for loan losses	414,952	399,232	385,630
Deposits	548,837	532,199	520,928
Securitization and structured entities' liabilities	25,621	23,969	25,051
Subordinated debt	6,953	$ 6,820	6,782
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	7,881		6,485
Loans
Residential mortgages	120,708		119,544
Consumer instalment and other personal	63,938		62,687
Credit cards	8,227		8,099
Business and government	217,578		192,225
Loans gross of allowance for loan losses	410,451		382,555
Deposits	532,695		506,742
Securitization and structured entities' liabilities	25,621		25,051
Subordinated debt	6,953		6,782
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	7,855		6,288
Loans
Residential mortgages	120,590		118,609
Consumer instalment and other personal	64,109		62,618
Credit cards	8,227		8,099
Business and government	218,195		191,989
Loans gross of allowance for loan losses	411,121		381,315
Deposits	533,352		506,581
Securitization and structured entities' liabilities	25,757		24,838
Subordinated debt	$ 7,168		$ 6,834